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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number: ______
       This Amendment (Check only one.): [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Quantitative Advantage LLC
Address: 10225 Yellow Circle Drive
         Minnetonka, MN 55343

Form 13F File Number: 028-119785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John W. Wing
Title: President
Phone: (952) 942-3206

Signature, Place, and Date of Signing:

/s/ John W. Wing     Minnetonka, Minnesota      February 11, 2008
---------------- -----------------------------  -----------------
  [Signature]            [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             None
Form 13F Information Table Entry Total:          15
Form 13F Information Table Value Total: $   312,900
                                         (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                 VOTING AUTHORITY
                                                    VALUE     SH OR  INV  OTHER -------------------
NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x $1,000) PRN AMT DISC  MGR  SOLE SHARED  NONE
--------------           -------------- --------- ---------- ------- ---- ----- ---- ------ -------
CVS CAREMARK CORPORATION COM            126650100     200       5039 SOLE  N/A                 5039
EXXON MOBIL CORP         COM            30231G102     324       3462 SOLE  N/A                 3462
ISHARES INC              MSCI PAC J IDX 464286665   26263     170229 SOLE  N/A               170229
ISHARES TR               1-3 YR TRS BD  464287457   13750     167296 SOLE  N/A               167296
ISHARES TR               DJ US BAS MATL 464287838   20607     267763 SOLE  N/A               267763
ISHARES TR               LEHMAN AGG BND 464287226   13730     135709 SOLE  N/A               135709
ISHARES TR               MSCI EAFE IDX  464287465     956      12180 SOLE  N/A                12180
ISHARES TR               S&P 500 INDEX  464287200    1378       9392 SOLE  N/A                 9392
ISHARES TR               S&P LTN AM 40  464287390   28184     113228 SOLE  N/A               113228
ISHARES TR               S&P GSTI SOFTW 464287515   21086     408642 SOLE  N/A               408642
ISHARES TR               DJ US ENERGY   464287796   22062     161074 SOLE  N/A               161074
ISHARES TR               S&P MC 400 GRW 464287606   96667    1084688 SOLE  N/A              1084688
ISHARES TR               MSCI EMERG MKT 464287234   29009     193010 SOLE  N/A               193010
ISHARES TR               DJ US TECH SEC 464287721   20164     322834 SOLE  N/A               322834
ISHARES TR               NASDQ BIO INDX 464287556   18520     228130 SOLE  N/A               228130